Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS REAL ESTATE SECURITIES FUND INC
Prospectus Date	rr_ProspectusDate	Jul. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2015